UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  03/31/99

Check here if Amendment [x ]; Amendment Number:  01
  This Amendment (Check only one):	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       February 3, 2004

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  $157537



List of Other Included Managers:

NONE



FORM 13F INFORMATION TABLE
                                      Title                VALUE  SHRS or SH/ PUT/    Inv   Other  Voting Authority
NAME OF ISSUER                        of     CUSIP      (x$1000)  PRN AMT PRN CALL   Disc   Mgrs  Sole  Shared None
                                      Class
AMR Corp                              com   001765106        6642   113420 SH        Sole         113420
Air Touch                             com   00949T100       10470   108362 SH        Sole         108362
Alliance Capital Mgmt. Ltd.           com   018548107         618    24400 SH        Sole          24400
Allstate Corp                         com   020002101         294     7924 SH        Sole           7924
Amerisource Health                    com   03071P102        7735   226260 SH        Sole         226260
American Pwr Conversion Com           com   029066107          81     3000 SH        Sole           3000
Block H&R Inc.                        com   093671105        7263   153300 SH        Sole         153300
Bridgehampton National Bank           com   N/A              1209    52572 SH        Sole          52572
Bristol Myers                         com   110122108          83     1296 SH        Sole           1296
CVS Corporation Delaware              com   126650100        5406   113800 SH        Sole         113800
Dayton Hudson Corp                    com   239753106        9596   144032 SH        Sole         144032
Digital Recorders                     com   253869101          14     8000 SH        Sole           8000
Donaldson Lufkin & Jenrette Inc.      com   257661108        5581    80010 SH        Sole          80010
Gannett Inc.                          com   364730101        6035    95800 SH        Sole          95800
Gap, Inc.                             com   364760108        9097   135150 SH        Sole         135150
General Electric                      com   369604103        4086    36940 SH        Sole          36940
Grainger (WW) Inc.                    com   384802104        5323   123600 SH        Sole         123600
Hastings Entmt Inc                    com   418365102         281    27200 SH        Sole          27200
Health Care Reit Inc.                 com   42217K106          15      700 SH        Sole            700
Hewlett Packard                       com   428236103        6846   100950 SH        Sole         100950
Highwoods Properties                  com   431284108        2718   115350 SH        Sole         115350
Illinois Tool Wks Inc.                com   452308109        7969   128790 SH        Sole         128790
Intel Corp.                           com   458140100         654     5500 SH        Sole           5500
Johnson & Johnson                     com   478160104        3020    32300 SH        Sole          32300
KeyCorp                               com   493267108          91     2996 SH        Sole           2996
Knight Ridder, Inc                    com   499040103        9015   180300 SH        Sole         180300
Mobil Corp                            com   607059102          70      800 SH        Sole            800
Morgan Stanley, Dean Witter & Co.     com   617446448        5591    55945 SH        Sole          55945
Pfizer Inc.                           com   717081103        8358    60235 SH        Sole          60235
Sealed Air Corp.                      com   81211K100        4062    82574 SH        Sole          82574
Sears Roebuck & Co.                   com   812387108         172     3800 SH        Sole           3800
Spdr Tr Unit Ser 1                    com   78462F103        2542    19800 SH        Sole          19800
Tanger Factory Outlet Ctrs Inc.       com   875465106         132    22600 SH        Sole          22600
Tennant Co.                           com   880345103         123     3600 SH        Sole           3600
US Airways Group Inc.                 com   911905107        5535   113400 SH        Sole         113400
Wachovia Corp.                        com   929771103          32      400 SH        Sole            400
Wal-Mart Stores                       com   931142103        6246    67755 SH        Sole          67755
Walgreen Co.                          com   931422109        5770   204260 SH        Sole         204260
Wells Fargo & Co.                     com   949746101          47     1350 SH        Sole           1350
Xerox Corp.                           com   984121103        8715   167200 SH        Sole         167200

Total                                                      157537

